SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
Schedule of share-based compensation expense
($ millions)	2019	2018

Equity-settled plans	50	46

Cash-settled plans	274	181

Total share-based compensation expense	324	227

Summary of liability recognized for share-based compensation
($ millions)	2019	2018

Current liability	242	286

Long-term liability (note 21)	289	259

Total Liability	531	545

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

	2019	2018

Annual dividend per share (dollars)	1.68	1.44

Risk-free interest rate	1.78%	2.03%

Expected life	5 years	5 years

Expected volatility	26%	24%

Weighted average fair value per option (dollars)	6.61	6.73

Summary of stock option plans

	2019		2018

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	28 935	38.25	31 110	36.96

Granted	7 756	42.96	7 231	43.19

Exercised as options for common shares	(2 688)	33.37	(7 927)	35.95

Forfeited/expired	(121)	42.57	(1 479)	47.88

Outstanding, end of year	33 882	39.70	28 935	38.25

Exercisable, end of year	21 535	37.86	15 374	36.10

Schedule of exercise price ranges and weighted average remaining contractual lives

	Outstanding			Exercisable

Exercise Prices ($)	Number (thousands)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

30.21-34.99	5 614	3	30.36	5 614	30.36

35.00-39.99	6 851	2	37.74	6 782	37.74

40.00-44.99	21 235	5	42.70	9 078	42.50

45.00-49.99	54	6	48.00	18	48.04

50.00-54.27	128	6	52.40	43	52.40

Total	33 882	4	39.70	21 535	37.86

Summary of common shares available for granting future options
(thousands)	2019	2018

	14 295	21 929

Summary of share units and stock appreciation rights

(thousands)	PSU	RSU	DSU

Outstanding, December 31, 2017	2 267	16 072	1 302

Granted	1 553	4 796	192

Redeemed for cash	(1 623)	(5 962)	(189)

Forfeited/expired	—	(314)	—

Outstanding, December 31, 2018	2 197	14 592	1 305

Granted	1 212	4 861	200

Redeemed for cash	(1 210)	(5 577)	(217)

Forfeited/expired	(6)	(274)	(1)

Outstanding, December 31, 2019	2 193	13 602	1 287

Stock Appreciation Rights (SARs)
SHARE BASED COMPENSATION
Summary of share units and stock appreciation rights

	2019		2018

	Number (thousands)	Weighted Average Exercise Price ($)	Number (thousands)	Weighted Average Exercise Price ($)

Outstanding, beginning of year	363	38.60	387	36.38

Granted	112	42.95	108	43.09

Exercised	(44)	34.53	(126)	35.65

Forfeited/expired	(46)	42.85	(6)	38.36

Outstanding, end of year	385	39.83	363	38.60

Exercisable, end of year	223	37.62	170	36.57